DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN

1.	DESCRIPTION OF PLAN

General - The following brief description of the Snap-on Incorporated 401(k) Savings Plan (the “Plan”) is provided for general information purposes only. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). Participants should refer to the Plan document for more complete information.

The Plan was adopted effective January 1, 1992, and amended and restated January 1, 2016. The purpose of the Plan is to provide eligible employees an opportunity to accumulate savings on a tax-advantaged basis.

Plan Administration - The Plan’s assets are held by T. Rowe Price Trust Company (“T. Rowe Price” or the “Trustee”). Participant contributions and Snap-on Incorporated (“Snap-on” or the “Company”) contributions are remitted to the Trustee. The Trustee invests cash received, records interest and dividend income, and makes distributions to participants. The Plan is administered by the Company and T. Rowe Price Retirement Plan Services, Inc.

Eligibility - Substantially all domestic employees of the Company and its subsidiaries who have attained age 18 are eligible to participate in the Plan. Furthermore, most temporary domestic employees of the Company and its subsidiaries who have attained age 21 with one year of service are also eligible to participate in the Plan.

Contributions - Eligible employees are able to make contributions to the Plan via wage deferral agreements. The annual maximum contribution per participant is limited to the lesser of (a) the maximum Section 401(k) contribution allowed under the Internal Revenue Code (“IRC”); or (b) 50% of the participant’s compensation (10% for highly compensated employees). In addition, participants age 50 and older are allowed to make catch-up contributions, subject to IRC limitations. Participants may also contribute distributions from other qualified plans (“rollovers”). Participants allocate their account balances between various investment options including mutual funds, common collective trust funds and Snap-on common stock.

Participants meeting certain criteria, as defined in the Plan document, are automatically enrolled at 3% of their pay 30 days after their hire date. Qualified participants are also eligible for a matching contribution (“Company Match”) in amounts determined at the discretion of the Company. Company Match contributions for certain eligible participants were made in 2025 and 2024 in amounts defined in the Plan document. Employees who became eligible participants through a Company acquisition or are employed by a specific location may be eligible for a different Company contribution, as defined in the Plan document.

Funding - The Company remits participant elective contributions, Company Match and Company contributions as soon as practicable after the elective contributions have been withheld from participant wages. Certain Company contributions are remitted annually.

Participant Accounts - Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant contributions, Company Match, and Company contributions, when applicable, and an allocation of Plan earnings (losses). Each participant’s account is also charged with withdrawals and, if applicable, an allocation of administrative expenses. Participants are entitled to their vested account balance. Eligible participants can convert vested non-Roth 401(k) accounts into Roth 401(k) contributions.
Vesting - Participants are 100% vested in their contributions and actual earnings thereon. Participants become fully vested in the Company Match and Company contributions as follows:

Years of Service	Vested Percentage
Less than 1	0%
1	25%
2	50%
3	75%
4 or more	100%
Participants also become fully vested in the Company Match and Company Contributions upon attainment of normal retirement age, disability or death.

Forfeited Accounts - At December 31, 2025 and 2024, forfeited non-vested accounts totaled $461,207 and $510,286, respectively. These accounts will be used to reduce future Company contributions or to pay administrative expenses. During the years ended December 31, 2025 and 2024, forfeited non-vested accounts of $511,499 and $350,955, respectively, were used to reduce Company contributions and $50,864 and $49,400, respectively, were used to reduce administrative expenses.
Notes Receivable from Participants - Participant notes are limited to 50% of the participant’s account balance, not to exceed $50,000. The minimum note amount is $1,000 and participants may only have one note outstanding at any particular time. The notes bear interest at the prime rate, as published on the last business day of the month of note issuance, plus 1%, with a maximum note term of five years for personal notes or, generally, 15 years for mortgage notes. Mortgage notes with 30-year terms were previously allowed under a merged plan.

Payment of Benefits - On separation of service due to termination, death, disability or retirement, a participant (or beneficiaries, in the case of death) may elect to be paid in the form of a single lump sum, installments or a partial distribution. Age 59-½ and hardship in-service withdrawals are also available.

Administrative Expenses - To help offset Plan administrative expenses, fees are deducted from each participant’s account each calendar quarter. Loan fees, distribution/withdrawal fees, express mail fees, fund expenses and private investment management fees are paid by the participant. Some administrative expenses, such as Plan investment management/consulting fees and auditing fees, may be paid by the Company.